DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Direct Operating Costs [Abstract]
Fuel and power purchases		$ (396)	$ (450)	$ (338)
Operations and maintenance		(246)	(218)	(198)
Salaries and benefits		(224)	(206)	(198)
Water royalties, property taxes and other regulatory fees		(159)	(163)	(176)
Insurance		(56)	(56)	(51)
Professional fees		(24)	(26)	(36)
Energy marketing & other related party services		(7)	(11)	(17)
Other		(62)	(55)	(47)
Direct operating costs, net	[1]	(1,174)	(1,185)	(1,061)
Cost to acquire energy to cover contractual obligations			80
Depreciation		$ 1,179	$ 1,115	$ 1,065

[1]	Direct operating costs exclude depreciation expense disclosed below.